LEASE LIABILITY - Disclosure of detailed information about non-current contractual lease obligations (Details)	Dec. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 307,456
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	103,404
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	135,419
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	37,855
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	12,342
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	7,049
2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	7,049
2028 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current contractual lease obligations	$ 4,338